(Loss)/earnings per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2020 GBP (£) £ / shares item shares	Jun. 30, 2019 GBP (£) £ / shares shares	Jun. 30, 2018 GBP (£) £ / shares shares
Earnings per share
(Loss)/profit for the year | £		£ (23,233)	£ 18,881	£ (37,629)
Basic (loss)/earnings per share | £ / shares		£ (0.1414)	£ 0.1148	£ (0.2292)
Diluted (loss)/earnings per share | £ / shares	[1]	£ (0.1414)	£ 0.1147	£ (0.2292)
Number of categories of dilutive potential ordinary shares | item		1
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		164,253	164,526	164,195
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share	[1]	164,253	164,666	164,195
Class A ordinary shares
Earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		40,573	40,526	40,195
Adjustment for calculation of diluted (loss)/earnings per share assumed conversion into Class A ordinary shares	[1]		140
Class B ordinary shares
Earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		124,000	124,000	124,000
Treasury shares
Earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share		320

[1]	For the years ended 30 June 2020 and 2018, potential ordinary shares are antidilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the year ended 30 June 2019, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.